Description of Business (Details) - Schedule of assets and liabilities - VIE [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalent	$ 1,276	$ 3,690	$ 1,260
Trade accounts receivable, net	4,678	6,823	2,462
Related party receivables	2,533	2,001
Other current assets	1,400	2,278	4,550
Total current assets	9,887	14,792	8,272
Property and equipment, net	163	176	208
Intangible assets, net	5,712	5,712	5,718
Long-term deposit and other non-current assets	19	48	48
Right of use assets under operating lease	669	711	530
Restricted cash escrow	1,485	1,479	1,632
Deferred tax assets	840	793	369
Total long-term assets	8,888	8,919	8,505
Total assets	18,775	23,711	16,777
Current liabilities:
Short-term loan	138	286
Trade accounts payable	1,915	4,817	697
Related party payables	4,099	4,002
Current operating lease liability	269	230
Other current liabilities	2,754	4,515	2,401
Total current liabilities	9,175	13,850	8,836
Long-term liabilities:
Long-term loan	379	377
Long-term operating lease liability	327	257	106
Deferred tax liability	223	224	224
Total long-term liabilities	929	858	330
Total liabilities	$ 10,104	$ 14,708	$ 9,166